PAINEWEBBER  LOW DURATION U.S. GOVERNMENT INCOME FUND

             PERFORMANCE RESULTS--(UNAUDITED)

                        NET ASSET VALUE              TOTAL RETURN/1/
                   -------------------------- -----------------------------
                                                12 MONTHS       6 MONTHS
                   11/30/95 05/31/95 11/30/94 ENDED 11/30/95 ENDED 11/30/95
---------------------------------------------------------------------------
Class A Shares      $2.34    $2.32    $2.25       10.25%          3.81%
---------------------------------------------------------------------------
Class B Shares       2.34     2.32     2.25       9.30            3.36
---------------------------------------------------------------------------
Class C Shares/2/    2.34     2.32     2.25       9.60            3.50
---------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
05/03/93 - 12/31/93    $2.50   $2.48        --          $0.0812       2.48%
-----------------------------------------------------------------------------
1994                    2.48    2.25        --           0.1217      -4.39
-----------------------------------------------------------------------------
01/01/95 - 11/30/95     2.25    2.34        --           0.1187       9.48
-----------------------------------------------------------------------------
                                      Total: $0.0000    $0.3216
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          11/30/95:   7.27%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
05/03/93 - 12/31/93    $2.50   $2.48        --          $0.0687       1.97%
-----------------------------------------------------------------------------
1994                    2.48    2.25        --           0.1034      -5.14
-----------------------------------------------------------------------------
01/01/95 - 11/30/95     2.25    2.34        --           0.1012       8.65
-----------------------------------------------------------------------------
                                      Total: $0.0000    $0.2733
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          11/30/95:   5.10%
-----------------------------------------------------------------------------

Performance Summary Class C Shares/2/

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
05/03/93 - 12/31/93    $2.50   $2.48        --          $0.0730       2.14%
-----------------------------------------------------------------------------
1994                    2.48    2.25        --           0.1094      -4.89
-----------------------------------------------------------------------------
01/01/95 - 11/30/95     2.25    2.34        --           0.1065       8.91
-----------------------------------------------------------------------------
                                      Total: $0.0000    $0.2889
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          11/30/95:   5.80%
-----------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends at net asset value on the payable dates, and do not include sales charges; results would be lower for each class if sales charges were included.
/2/ Formerly Class D Shares
Note: The Fund offers Class Y shares to INSIGHT participants. Since inception,
      October 20, 1995 through November 30, 1995, Class Y shares have a total return of 0.83%. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

PAINEWEBBER  LOW DURATION U.S. GOVERNMENT INCOME FUND

             PORTFOLIO OF INVESTMENTS                          NOVEMBER 30, 1995

             PRINCIPAL
              AMOUNT
               (000)                   MATURITY DATES    INTEREST RATES    VALUE
             ---------              -------------------- -------------- ------------
 Government National Mortgage Association Certificates - 32.27%
 $   231 GNMA....................         02/15/23            8.000%    $    238,957
  19,279 GNMA....................   01/15/16 to 09/15/20     10.500       21,309,223
   8,966 GNMA....................   03/15/10 to 05/15/19     11.500       10,193,319
   2,249 GNMA II ARM.............         01/20/18            6.750        2,279,892
  10,061 GNMA II ARM.............         05/20/22            7.000       10,270,858
  34,082 GNMA II ARM.............         06/20/23            7.375       34,876,005
  22,801 GNMA II ARM.............   04/20/25 to 06/20/25      7.500       23,310,216
                                                                        ------------
 Total Government National Mort-
  gage Association Certificates
  (cost - $102,738,526)...........                                       102,478,470
                                                                        ------------
 Federal Home Loan Mortgage Corporation Certificates - 35.42%
   5,594 FHLMC...................         05/01/16            8.500        5,770,597
     860 FHLMC...................   07/01/09 to 02/01/10      9.000          893,663
   1,988 FHLMC...................         11/01/16            9.750        2,161,174
   6,026 FHLMC...................   05/01/11 to 12/01/20     11.000        6,716,233
   4,646 FHLMC...................   06/01/04 to 06/01/20     11.500        5,194,860
   3,035 FHLMC ARM...............         09/01/24            7.853        3,147,445
   3,050 FHLMC ARM...............         06/01/17            8.000        3,116,530
   1,300 FHLMC Gold..............   10/01/20 to 11/01/20     10.500        1,434,285
  86,000 FHLMC Gold TBA..........           TBA               6.500       84,065,000
                                                                        ------------
 Total Federal Home Loan Mortgage
  Corporation Certificates
  (cost - $112,158,920)...........                                       112,499,787
                                                                        ------------
 Federal National Mortgage Association Certificates - 11.80%
   4,830 FNMA....................         02/01/05            9.000        5,069,898
   7,634 FNMA....................   04/01/10 to 12/01/15      9.250        8,044,527
   1,002 FNMA....................   03/01/06 to 12/01/09      9.500        1,061,725
   1,607 FNMA....................   04/01/10 to 06/01/19     10.250        1,757,164
   4,066 FNMA....................   11/01/10 to 04/01/22     10.500        4,364,543
   5,593 FNMA....................   07/01/13 to 05/01/20     11.000        6,279,387
   4,183 FNMA ARM................         09/01/15            7.015        4,301,218
   6,367 FNMA ARM................         01/01/31            7.822        6,602,121
                                                                        ------------
 Total Federal National Mortgage
  Association Certificates
  (cost - $37,051,106)............                                        37,480,583
                                                                        ------------
 Collateralized Mortgage Obligations - 34.86%
         FHLMC REMIC Series 35,
  11,943  Class PA...............         06/17/06            6.750       11,949,671
         FHLMC REMIC Series 158,
  14,800  Class E................         05/15/21            9.500       16,668,337
   4,760 Bear Stearns, Series
          1989-1, Class D........         06/01/17            9.000        4,852,498
   1,825 Collateralized Mortgage
          Obligation Trust,
          REMIC Series 28, Class
          C......................         12/01/10            8.500        1,826,028
  13,783 Greenwich Capital Ac-
          ceptance Corp.,
          Series 1994-LB3, Class
          A1.....................         08/25/24            7.527*      14,093,128
         Prudential Bache Mort-
          gage Trust Series 2,
   2,303  Class C................         06/01/18            9.200        2,365,262
         Resolution Trust Corp.,
          Series 1994-1, Class
   7,759  A2A....................         09/25/29            7.750        7,746,654
         Resolution Trust Corp.,
          Series 1994-C1, Class
     663  A2A....................         06/25/26            6.800          663,259
   6,210 Ryland Mortgage Accept-
          ance Corp., Series 76,
          Class B................         08/01/18            9.000        6,462,737
  15,521 Saxon Mortgage Securi-
          ties Corp., Series
          1994-6, Class A........         06/25/24            8.024*      15,928,159
   9,171 Saxon Mortgage Securi-
          ties Corp., Series
          1994-8
          Class A2...............         07/25/24            8.135*       9,348,985
  18,408 Saxon Mortgage Securi-
          ties Corp., Series
          1994-10 Class A2.......         09/25/24            8.206*      18,799,033
                                                                        ------------
 Total Collateralized Mortgage Ob-
  ligations
  (cost - $107,875,760)...........                                       110,703,751
                                                                        ------------

PAINEWEBBER  LOW DURATION U.S. GOVERNMENT INCOME FUND

PRINCIPAL
 AMOUNT
  (000)                             MATURITY DATES INTEREST RATES    VALUE
---------                           -------------- -------------- ------------
 Agency Backed Obligations - 0.56%
 $ 1,800 Federal Home Loan Bank
          Discount Notes
          (cost - $1,790,880)....      01/02/96        5.700%@    $  1,790,880
                                                                  ------------
 Treasury Notes - 1.60%
   5,000 United States Treasury
          Notes
          (cost - $5,007,741)....      02/28/97        6.875         5,089,060
                                                                  ------------
 Commercial Paper - 8.33%
  15,000 Koch Industries.........      01/10/96        5.680@       14,905,334
   3,100 Procter & Gamble Co. ...      02/16/96        5.630@        3,062,670
   8,500 United Parcel Service...      12/08/95        5.720@        8,490,546
                                                                  ------------
 Total Commercial Paper
  (cost - $26,458,550)............                                  26,458,550
                                                                  ------------
 Repurchase Agreement - 1.27%
   4,026 Repurchase Agreement
          dated 11/30/95, with
          State Street Bank &
          Trust Co.,
          collateralized by
          $2,575,000 Treasury
          Notes, 11.250% due
          02/15/15; proceeds:
          $4,026,587 (cost -
           $4,026,000)...........      12/01/95        5.250         4,026,000
                                                                  ------------
 Total Investments (cost -
   $397,107,483) - 126.11%........                                 400,527,081
    Liabilities in excess of other
  assets - (26.11%)...............                                 (82,929,433)
                                                                  ------------
 Net Assets - 100.00%.............                                $317,597,648
                                                                  ============

--------------------
 * Floating rate mortgage backed security
 @ Yield to maturity for discounted securities
   ARM - Adjustable Rate Mortgage Security; the interest rate shown is the current rate as of November 30, 1995.
   REMIC - Real Estate Mortgage Investment Conduit
   TBA - (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.


                 See accompanying notes to financial statements

PAINEWEBBER  LOW DURATION U.S. GOVERNMENT INCOME FUND

             STATEMENT OF ASSETS AND LIABILITIES               NOVEMBER 30, 1995

Assets
Investments in securities, at value (cost - $397,107,483)........ $400,527,081
Cash.............................................................       72,843
Receivable for investments sold..................................  231,744,057
Interest receivable..............................................    2,323,998
Receivable for shares of beneficial interest sold................      127,955
Deferred organizational expenses.................................      114,603
Other assets.....................................................       59,912
                                                                  ------------
Total assets.....................................................  634,970,449
                                                                  ------------
Liabilities
Payable for investments purchased................................  314,790,937
Payable for shares of beneficial interest repurchased............    1,132,289
Dividends payable................................................      737,266
Payable to affiliate.............................................      285,434
Accrued expenses and other liabilities...........................      426,875
                                                                  ------------
Total liabilities................................................  317,372,801
                                                                  ------------
Net Assets
Beneficial interest - $0.001 par value (unlimited amount
 authorized).....................................................  436,081,903
Distributions in excess of net investment income.................     (736,246)
Accumulated net realized losses from investment, futures and option transactions............................................. (121,167,607)
Net unrealized appreciation of investments.......................    3,419,598
                                                                  ------------
Net assets applicable to shares outstanding...................... $317,597,648
                                                                  ============
Class A:
Net assets....................................................... $127,961,306
                                                                  ------------
Shares outstanding...............................................   54,666,098
                                                                  ------------
Net asset and redemption value per share.........................        $2.34
                                                                         =====
Maximum offering price per share (net asset value plus sales
 charge of 3.00% of offering price)..............................        $2.41
                                                                         =====
Class B:
Net assets....................................................... $  9,147,163
                                                                  ------------
Shares outstanding...............................................    3,908,295
                                                                  ------------
Net asset value and offering price per share.....................        $2.34
                                                                         =====
Class C:
Net assets....................................................... $180,168,481
                                                                  ------------
Shares outstanding...............................................   77,008,184
                                                                  ------------
Net asset value and offering price per share.....................        $2.34
                                                                         =====
Class Y:
Net assets....................................................... $    320,698
                                                                  ------------
Shares outstanding...............................................      136,948
                                                                  ------------
Net asset value and offering price and redemption value per
 share...........................................................        $2.34
                                                                         =====

                 See accompanying notes to financial statements

PAINEWEBBER  LOW DURATION U.S. GOVERNMENT INCOME FUND

             STATEMENT OF OPERATIONS        FOR THE YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Interest........................................................... $25,761,188
                                                                    -----------
Expenses:
Investment advisory and administration.............................   1,839,876
Service fees - Class A.............................................     339,903
Service and distribution fees - Class B............................     106,689
Service and distribution fees - Class C............................   1,648,558
Transfer agency and service fees...................................     544,005
Custody and accounting.............................................     338,354
Reports and notices to shareholders................................     269,342
Legal and audit....................................................     156,811
State registration fees............................................     104,992
Amortization of organizational expense.............................      47,000
Trustees' fees.....................................................       6,250
Other expenses.....................................................     204,193
                                                                    -----------
                                                                      5,605,973
                                                                    -----------
Net investment income..............................................  20,155,215
                                                                    -----------
Realized and unrealized gains from investment activities:
Net realized gains from investment transactions....................   2,426,285
Net change in unrealized appreciation/depreciation of investments..  11,673,716
                                                                    -----------
Net realized and unrealized gains from investment activities.......  14,100,001
                                                                    -----------
Net increase in net assets resulting from operations............... $34,255,216
                                                                    ===========


                 See accompanying notes to financial statements

PAINEWEBBER  LOW DURATION U.S. GOVERNMENT INCOME FUND

             STATEMENT OF CHANGES IN NET ASSETS

                                             FOR THE YEARS ENDED NOVEMBER 30,
                                            ----------------------------------
                                                 1995              1994
                                            ---------------- -----------------
From operations:
Net investment income...................... $    20,155,215  $      53,831,622
Net realized gains (losses) from
 investment, futures and
 option transactions.......................       2,426,285       (122,429,696)
Net change in unrealized
 appreciation/depreciation of investments..      11,673,716        (10,439,486)
                                            ---------------  -----------------
Net increase (decrease) in net assets
 resulting from operations.................      34,255,216        (79,037,560)
                                            ---------------  -----------------
Dividends to shareholders from:
Net investment income - Class A............      (7,943,582)       (18,507,294)
Net investment income - Class B............        (531,437)        (1,132,692)
Net investment income - Class C............     (11,679,163)       (34,050,034)
Net investment income - Class Y............          (2,104)              --
                                            ---------------  -----------------
                                                (20,156,286)       (53,690,020)
                                            ---------------  -----------------
From beneficial interest transactions:
Net proceeds from the sale of beneficial
 interest..................................      20,692,668        659,981,986
Shares issued in connection with the
 acquisition of Mitchell Hutchins/Kidder,
 Peabody Adjustable Rate Government Fund...      23,768,145               --
Cost of beneficial interest repurchased....    (220,493,522)    (1,881,729,023)
Proceeds from dividends reinvested.........      11,255,825         37,606,736
                                            ---------------  -----------------
Net decrease in net assets from beneficial
 interest transactions.....................    (164,776,884)    (1,184,140,301)
                                            ---------------  -----------------
Contribution to capital from adviser.......            --           16,014,012
                                            ---------------  -----------------
Net decrease in net assets.................    (150,677,954)    (1,300,853,869)
Net assets:
Beginning of year..........................     468,275,602      1,769,129,471
                                            ---------------  -----------------
End of year................................ $   317,597,648  $     468,275,602
                                            ===============  =================


                 See accompanying notes to financial statements

PAINEWEBBER   NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Low Duration U.S. Government Income Fund (formerly PaineWebber Short-Term U.S. Government Income Fund) (the "Fund"), a series of PaineWebber Managed Investments Trust (the "Trust"), is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. Effective October 20, 1995, the Fund commenced conducting business under the name "PaineWebber Low Duration U.S. Government Income Fund." The Board of Directors approved the change of the Fund's name at a meeting held on July 20, 1995. The Trust is a series mutual fund with five funds: the Fund, as well as PaineWebber U.S. Government Income Fund, PaineWebber Investment Grade Income Fund, PaineWebber High Income Fund, and PaineWebber Utility Income Fund, which are not presented in these financial statements.

Organizational Matters - The Fund offers Class A, Class B, Class C (formerly Class D) and Class Y (formerly Class C) shares. Effective November 10, 1995, the Fund began using industry standardized nomenclature and Class D and Class C shares were renamed Class C and Class Y shares, respectively. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structures, ongoing distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its distribution plan.

Valuation of Investments - Where market quotations are readily available, portfolio securities are valued thereby, provided such quotations adequately reflect, in the judgment of Mitchell Hutchins, the fair value of the securities. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. The amortized cost method of valuation, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

PAINEWEBBER
Investment Transactions and Investment Income - Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments. The Fund may enter into transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (the "roll period"). During the roll period the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by fee income or a lower repurchase price.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Federal Taxes - The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

PAINEWEBBER

ACQUISITION

Effective as of the close of business on October 20, 1995, the Fund acquired all the net assets of Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund ("MH/KP Adjustable Rate Government Fund") pursuant to a plan of reorganization approved by MH/KP Adjustable Rate Government Fund shareholders on October 19, 1995. The acquisition was accomplished by a tax-free exchange of 9,170,754 Class A, 892,249 Class C and 140,324 Class Y shares of Low Duration U.S. Government Income Fund for 1,890,961 Class A, 183,977 Class B, and 28,934 Class C shares, respectively, of MH/KP Adjustable Rate Government Fund outstanding on October 20, 1995. MH/KP Adjustable Rate Government Fund's net assets at that date, valued at $23,768,145, including accumulated net realized losses of $4,063,268 and net unrealized appreciation on investments of $109,800, were combined with those of the Low Duration U.S. Government Income Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. At November 30, 1995, the Fund owed Mitchell Hutchins $131,756 in investment advisory and administration fees.

Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), Pacific Investment Management Company ("PIMCO") serves as the Trust's sub-adviser. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) will pay PIMCO a fee, computed weekly and payable monthly, in an amount equal to one-half of the advisory fee received by Mitchell Hutchins from the Fund.

In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, distribution fees, interest, brokerage fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the year ended November 30, 1995, no reimbursements were required pursuant to the above limitation for the Fund.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A, Class B, and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly

PAINEWEBBER
distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B shares and Class C shares, respectively. At November 30, 1995, the Fund owed Mitchell Hutchins $146,658 in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended November 30, 1995, it earned $80,141 in sales charges.

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the year ended November 30, 1995, PaineWebber earned $107,999 and was owed $7,020 at November 30, 1995 in shareholder service fees from the Fund.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at November 30, 1995 was substantially the same as the cost of securities for financial statement purposes.

At November 30, 1995, the components of the net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value
 over cost)........................................................ $4,223,400
Gross depreciation (investments having an excess of cost
 over value).......................................................   (803,802)
                                                                    ----------
Net unrealized appreciation of investments......................... $3,419,598
                                                                    ==========

For the year ended November 30, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases........................................................ $  954,903,710
Sales............................................................ $1,023,215,895

FEDERAL INCOME TAX STATUS

At November 30, 1995, the Fund had a net capital loss carryforward of $121,081,702. The capital loss carryforward includes capital losses acquired by the fund pursuant to its reorganization with MH/KP Adjustable Rate Government Fund (which was acquired during fiscal year 1995) in the amount of $4,063,268. The loss carryforward will expire between November 30, 2001 and November 30, 2003. To the extent such losses are used, as provided in the regulations, to offset future net realized capital gains, it is probable these gains will not be distributed.

PAINEWEBBER   NOTES TO FINANCIAL STATEMENTS-(CONCLUDED)

For the year ended November 30, 1995, the reclassification arising from permanent book/tax differences resulted in an increase to distributions in excess of net investment income of $444,053 and a decrease to beneficial interest of $444,053.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                              CLASS A                     CLASS B                      CLASS C                 CLASS Y
                     ---------------------------  -------------------------  ----------------------------  -----------------
                        SHARES        AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT      SHARES    AMOUNT
                     ------------  -------------  -----------  ------------  ------------  --------------  -------  --------
YEAR ENDED
 NOVEMBER 30,
 1995:
Shares sold.......      3,414,851  $   7,851,777      916,721  $  2,108,569     4,678,309  $   10,731,253      448  $  1,069
Shares issued in
 connection with
 the acquisition
 of
 Mitchell
 Hutchins/ Kidder,
 Peabody
 Adjustable Rate
 Government Fund..      9,170,754     21,362,365          --            --        892,249       2,078,777  140,324   327,003
Shares
 repurchased......    (29,451,783)   (67,685,410)  (3,100,165)   (7,087,519)  (63,802,261)   (145,710,456)  (4,340)  (10,137)
Dividends
 reinvested.......      1,076,029      2,468,585      150,283       344,937     3,681,087       8,441,101      516     1,202
                     ------------  -------------  -----------  ------------  ------------  --------------  -------  --------
Net
 increase/decrease.   (15,790,149)  $(36,002,683)  (2,033,161)  $(4,634,013)  (54,550,616)  $(124,459,325) 136,948  $319,137
                     ============  =============  ===========  ============  ============  ==============  =======  ========
YEAR ENDED
 NOVEMBER 30,
 1994:
Shares sold.......    110,055,565  $ 270,928,898    6,067,397  $ 14,888,683   152,025,632  $  374,164,405      --        --
Shares
 repurchased......   (266,619,181)  (638,103,042) (13,249,406)  (30,880,652) (511,209,002) (1,212,745,329)     --        --
Dividends
 reinvested.......      4,302,214     10,296,539      315,736       746,713    11,154,830      26,563,484      --        --
                     ------------  -------------  -----------  ------------  ------------  --------------  -------  --------
Net decrease .....   (152,261,402) $(356,877,605)  (6,866,273) $(15,245,256) (348,028,540) $ (812,017,440)     --        --
                     ============  =============  ===========  ============  ============  ==============  =======  ========

CAPITAL CONTRIBUTION FROM MITCHELL HUTCHINS

On September 23, 1994, the Fund recorded a capital contribution from Mitchell Hutchins in the amount of $16.0 million or $0.06 per Fund share. An additional $16.8 million was paid directly to certain shareholders who had redeemed Fund shares prior to September 23, 1994. These amounts were paid by Mitchell Hutchins in connection with the settlement of certain class action litigation. The payments reflected losses that had been incurred by the Fund by reason of its investments in non-planned amortization class interest-only and principal-only (I/O and P/O) securities.

PAINEWEBBER  LOW DURATION U.S. GOVERNMENT INCOME FUND

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                  CLASS A                               CLASS B
                     -------------------------------------- ------------------------------------
                       FOR THE YEARS                        FOR THE YEARS
                           ENDED            FOR THE PERIOD      ENDED            FOR THE PERIOD
                       NOVEMBER  30,         MAY 3, 1993#   NOVEMBER  30,         MAY 3, 1993#
                     ------------------     TO NOVEMBER 30, ---------------      TO NOVEMBER 30,
                       1995      1994            1993        1995    1994             1993
                     --------  --------     --------------- ------  -------     ----------------
Net asset value,
beginning of
period..........     $   2.25  $   2.48        $   2.50     $ 2.25  $  2.48         $  2.50
                     --------  --------        --------     ------  -------         -------
Net investment
income..........         0.13      0.12            0.07       0.11     0.10            0.06
Net realized and
unrealized gains
(losses) from
investment,
futures and
options
transactions....         0.09     (0.29)          (0.02)      0.09    (0.29)          (0.02)
                     --------  --------        --------     ------  -------         -------
Net increase
(decrease) in
net asset value
from operations.         0.22     (0.17)           0.05       0.20    (0.19)           0.04
                     --------  --------        --------     ------  -------         -------
Dividends from
net investment
income..........        (0.13)    (0.12)          (0.07)     (0.11)   (0.10)          (0.06)
                     --------  --------        --------     ------  -------         -------
Contribution to
capital from
adviser.........          --        .06             --         --       .06             --
                     --------  --------        --------     ------  -------         -------
Net asset value,
end of period...     $   2.34  $   2.25        $   2.48     $ 2.34  $  2.25         $  2.48
                     ========  ========        ========     ======  =======         =======
Total investment
return(1).......        10.25%    (4.50%)**        1.88%      9.30%   (5.24%)**        1.47%
                     ========  ========        ========     ======  =======         =======
Ratios/Supplemental
data:
Net assets, end
of period
(000's).........     $127,961  $158,712        $551,243     $9,147  $13,382         $31,706
Ratio of
expenses to
average net
assets(2).......         1.15%     0.84%           0.81%*     2.02%    1.62%           1.62%*
Ratio of net
investment
income to
average net
assets(2).......         5.89%     5.16%           4.85%*     5.03%    4.40%           4.31%*
Portfolio
turnover rate...          242%      246%             97%       242%     246%             97%
                                 CLASS C***                     CLASS Y
                     --------------------------------------- --------------
                       FOR THE YEARS                         FOR THE PERIOD
                           ENDED             FOR THE PERIOD   OCTOBER 20,
                       NOVEMBER  30,          MAY 3, 1993#      1995# TO
                     ----------------------  TO NOVEMBER 30,  NOVEMBER 30,
                       1995      1994             1993            1995
                     --------- ------------ ---------------- --------------
Net asset value,
beginning of
period..........     $   2.25  $   2.47        $     2.50        $2.33
                     --------- ------------ ---------------- --------------
Net investment
income..........         0.12      0.11              0.06         0.01
Net realized and
unrealized gains
(losses) from
investment,
futures and
options
transactions....         0.09     (0.28)            (0.03)        0.01
                     --------- ------------ ---------------- --------------
Net increase
(decrease) in
net asset value
from operations.         0.21     (0.17)             0.03         0.02
                     --------- ------------ ---------------- --------------
Dividends from
net investment
income..........        (0.12)    (0.11)            (0.06)       (0.01)
                     --------- ------------ ---------------- --------------
Contribution to
capital from
adviser.........          --        .06               --           --
                     --------- ------------ ---------------- --------------
Net asset value,
end of period...     $   2.34  $   2.25        $     2.47        $2.34
                     ========= ============ ================ ==============
Total investment
return(1).......         9.60%    (4.99%)**          1.20%        0.83%
                     ========= ============ ================ ==============
Ratios/Supplemental
data:
Net assets, end
of period
(000's).........     $180,169  $296,182        $1,186,181        $ 321
Ratio of
expenses to
average net
assets(2).......         1.75%     1.36%             1.35%*       0.99%*
Ratio of net
investment
income to
average net
assets(2).......         5.31%     4.65%             4.52%*       5.87%*
Portfolio
turnover rate...          242%      246%               97%         242%

----------
  # Commencement of issuance of shares
  * Annualized
 ** Net of $0.06 contribution of capital from adviser. If such contribution had not been made the total investment returns would have been (7.02)% for Class A, (7.74)% for Class B and (7.50)% for Class C (formerly Class D).
*** Formerly Class D
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, Class B and Class C would be lower if sales charges were included. Total investment returns for periods less than one year have not been annualized.
(2) During the year ended November 30, 1994 Mitchell Hutchins waived a portion of its advisory and administration fees. If such waivers had not been made the annualized ratios of expenses to average net assets, and net investment income to average net assets, respectively, would have been 0.88% and 5.12% for Class A, 1.66% and 4.35% for Class B, and 1.39% and 4.61% for Class C (formerly Class D).

PAINEWEBBER

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Managed Investments Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of PaineWebber Low Duration U.S. Government Income Fund, formerly PaineWebber Short-term U.S. Government Income Fund (one of the portfolios of PaineWebber Managed Investments Trust) (the "Fund") as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at November 30, 1995 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Low Duration U.S. Government Income Fund at November 30, 1995, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the indicated periods, in conformity with generally accepted accounting principles.

                                        /s/ Ernst & Young LLP
New York, New York
January 20, 1996

PAINEWEBBER  LOW DURATION U.S. GOVERNMENT INCOME FUND

TAX INFORMATION

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (November 30, 1995) as to the federal tax status of distributions received by shareholders during such fiscal year from the Fund. Accordingly, we are advising you that all of the distributions paid by the Low Duration U.S. Government Income Fund during the period were derived from net investment income and are taxable as ordinary income.

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting.

Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1995. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and is mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.